Basis of Presentation and Significant Accounting Policies (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Tax Treatment Of Dividend [Line Items]
Minimum Percentage of Taxable Income Distributed As Dividends									90.00%
Deferred Tax Assets, Valuation Allowance	$ 94,100				$ 87,800				$ 94,100	$ 87,800
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation [Line Items]
Net income attributable to Class A unitholders	544,287	139,134	81,333	66,197	(73,042)	88,037	154,775	245,923	830,951	415,693	584,598
Income Tax Liability Relating to Taxable REIT Subsidiaries Current									$ 10,777	$ 9,608	$ 20,336
Ordinary Income [Member]
Tax Treatment Of Dividend [Line Items]
Percentage Of Taxable Income Distributed									100.00%		62.70%
Long Term Capital Gain [Member]
Tax Treatment Of Dividend [Line Items]
Percentage Of Taxable Income Distributed											37.30%